ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Australia - 5.5%
Evolution Mining Ltd.	355,976	$1,825,086
JB Hi-Fi Ltd.	29,091	2,112,788
Technology One Ltd.	77,355	2,087,869
		6,025,743

France - 2.0%
Societe Generale SA	38,001	2,173,263

Germany - 20.1%
Commerzbank AG	68,567	2,162,987
Deutsche Bank AG	74,765	2,216,714
Deutsche Boerse AG	6,299	2,054,578
Deutsche Telekom AG	53,923	1,967,177
Freenet AG	62,833	2,045,756
Heidelberg Materials AG	10,514	2,470,189
Hensoldt AG	20,075	2,303,258
Rheinmetall AG	948	2,006,710
Siemens Energy AG (a)	21,569	2,491,438
thyssenkrupp AG	212,547	2,283,879
		22,002,686

Hong Kong - 2.1%
SUNeVision Holdings Ltd.	2,326,030	2,240,115

Israel - 6.5%
Bank Hapoalim BM	125,058	2,399,207
Bank Leumi Le-Israel BM	130,223	2,420,973
Elbit Systems Ltd.	5,203	2,313,955
		7,134,135

Italy - 1.7%
Leonardo SpA	33,029	1,858,958

Japan - 41.8%(b)
Asics Corp.	82,580	2,110,305
Bandai Namco Holdings, Inc.	64,707	2,323,530
BayCurrent, Inc.	36,958	1,904,298
Capcom Co. Ltd.	66,926	2,292,601
Chugai Pharmaceutical Co. Ltd.	38,593	2,016,682
Food & Life Cos. Ltd.	49,443	2,408,546
Konami Group Corp.	14,591	2,311,681

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Japan - 41.8%(b) (CONTINUED)
NEC Corp.	77,293	$2,264,499
Nintendo Co. Ltd.	23,788	2,292,819
NS Solutions Corp.	76,586	2,168,798
PAL GROUP Holdings Co. Ltd.	82,894	2,075,156
Rakuten Bank Ltd. (a)	39,690	1,823,196
Ryohin Keikaku Co. Ltd.	54,212	2,606,980
Sanrio Co. Ltd.	45,875	2,219,763
Sompo Holdings, Inc.	66,221	1,998,057
Sony Group Corp.	73,804	1,911,662
Square Enix Holdings Co. Ltd.	32,250	2,417,546
Sumitomo Pharma Co. Ltd. (a)	389,112	2,623,713
Toho Co. Ltd.	38,272	2,261,690
Tokyo Metro Co. Ltd.	160,080	1,864,756
Trend Micro, Inc.	26,642	1,845,819
		45,742,097

Netherlands - 1.8%
Argenx SE (a)	3,494	1,933,588

Norway - 2.0%
Kongsberg Gruppen ASA	56,705	2,198,856

Portugal - 1.9%
Banco Comercial Portugues SA	2,600,450	2,023,556

Sweden - 8.0%
Saab AB	41,242	2,299,917
Spotify Technology SA (a)	3,260	2,501,528
Tele2 AB - Class B	136,881	2,000,211
Telia Co. AB	527,663	1,894,610
		8,696,266

Switzerland - 1.8%
Swiss Re AG	11,493	1,986,596

United Kingdom - 4.1%
Imperial Brands PLC	54,013	2,133,029
Rolls-Royce Holdings PLC	176,591	2,345,432
		4,478,461
TOTAL COMMON STOCKS (Cost $91,549,070)		108,494,320

ALPHA ARCHITECT INTERNATIONAL QUANTITATIVE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.6%	Shares	Value
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.25% (c)	654,111	$654,111
TOTAL SHORT-TERM INVESTMENTS (Cost $654,111)		654,111

TOTAL INVESTMENTS - 99.9% (Cost $92,203,181)		$109,148,431
Other Assets in Excess of Liabilities - 0.1%		155,839
TOTAL NET ASSETS - 100.0%		$109,304,270

Percentages are stated as a percent of net assets.

ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Alpha Architect International Quantitative Momentum ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$108,494,320	$—	$—	$108,494,320
Money Market Funds	654,111	—	—	654,111
Total Investments	$109,148,431	$—	$—	$109,148,431
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended June 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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